Schedule of Investments (USD $)			12 Months Ended
	Dec. 31, 2012 Total United States Treasury bills - 87.01% [Member]		Dec. 31, 2012 0.15% due 4/04/13 [Member]	Dec. 31, 2012 0.14% due 4/18/13 [Member]	Dec. 31, 2012 0.14% due 5/02/13 [Member]	Dec. 31, 2012 0.13% due 5/23/13 [Member]	Dec. 31, 2012 0.11% due 6/13/13 [Member]	Dec. 31, 2012 0.12% due 6/20/13 [Member]	Dec. 31, 2012 Open forward currency contracts [Member]	Dec. 31, 2012 Open forward currency contract 1 [Member]	Dec. 31, 2012 Open forward currency contract 2 [Member]	Dec. 31, 2012 Open forward currency contract 3 [Member]	Dec. 31, 2012 Open forward currency contract 4 [Member]	Dec. 31, 2012 Open forward currency contract 5 [Member]	Dec. 31, 2012 Open forward currency contract 6 [Member]	Dec. 31, 2012 Open forward currency contract 7 [Member]	Dec. 31, 2012 Open forward currency contract 8 [Member]	Dec. 31, 2012 Open forward currency contract 9 [Member]	Dec. 31, 2012 Open forward currency contract 10 [Member]	Dec. 31, 2012 Open forward currency contract 11 [Member]	Dec. 31, 2012 Open Forward Currency Contract 12 [Member]	Dec. 31, 2012 Open forward currency contract 13 [Member]	Dec. 31, 2012 Open forward currency contract 14 [Member]	Dec. 31, 2012 Open forward currency contract 15 [Member]	Dec. 31, 2012 Open forward currency contract 16 [Member]	Dec. 31, 2012 Open forward currency contract 17 [Member]	Dec. 31, 2012 Total forward currency contracts in gain position [Member]	Dec. 31, 2012 Open forward currency contract 18 [Member]	Dec. 31, 2012 Open forward currency contract 19 [Member]	Dec. 31, 2012 Open forward currency contract 20 [Member]	Dec. 31, 2012 Open forward currency contract 21 [Member]	Dec. 31, 2012 Open forward currency contract 22 [Member]	Dec. 31, 2012 Open forward currency contract 23 [Member]	Dec. 31, 2012 Open forward currency contract 24 [Member]	Dec. 31, 2012 Open forward currency contract 25 [Member]	Dec. 31, 2012 Open forward currency contract 26 [Member]	Dec. 31, 2012 Open forward currency contract 27 [Member]	Dec. 31, 2012 Open forward currency contract 28 [Member]	Dec. 31, 2012 Open forward currency contract 29 [Member]	Dec. 31, 2012 Open forward currency contract 30 [Member]	Dec. 31, 2012 Total forward currency contracts in loss position [Member]	Dec. 31, 2012 Equity contracts [Member]	Dec. 31, 2012 Equity contracts [Member] AEX Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] CAC 40 10-Year Euro [Member] Contract	Dec. 31, 2012 Equity contracts [Member] OMX 30 Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] Hang Seng Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] MSCI Taiwan Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] TOPIX Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] DAX Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] FTSE 100 Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] S&P 500 E-mini Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] S&P/TSX 60 Index [Member] Contract	Dec. 31, 2012 Equity contracts [Member] SPI 200 Index [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member]	Dec. 31, 2012 Interest rate contracts [Member] Euro Bund [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] 10-Year Mini JGB [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Japan 10-Year Bond [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Australian 10-Year Bond [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] US 10-Year Note [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Canada 10-Year Bond [Member] Contract	Dec. 31, 2012 Interest rate contracts [Member] Long Gilt [Member] Contract	Dec. 31, 2012 Total futures contracts [Member]
Schedule of Investments [Line Items]
United States Treasury bills, Face Amount			$ 400,000	$ 400,000	$ 350,000	$ 400,000	$ 20,000,000	$ 22,700,000
Number of Contracts																																											(23)	84	(75)	(19)	(62)	(12)	28	10	(29)	(29)	28		50	1	(3)	(62)	53	(74)	36
United States Treasury bills, Fair Value	44,227,184		399,849	399,832	349,830	399,795	19,990,492	22,687,386
Expiration Date																																											Jan. 18, 2013	Jan. 18, 2013	Jan. 18, 2013	Jan. 30, 2013	Jan. 30, 2013	Mar. 08, 2013	Mar. 15, 2013	Mar. 15, 2013	Mar. 15, 2013	Mar. 15, 2013	Mar. 21, 2013		Mar. 07, 2013	Mar. 08, 2013	Mar. 11, 2013	Mar. 15, 2013	Mar. 19, 2013	Mar. 20, 2013	Mar. 26, 2013
United States Treasury bills, discount rate			0.15%	0.14%	0.14%	0.13%	0.11%	0.12%
Notional Amount																																											(2,080,778)	4,033,356	(1,277,102)	(2,779,089)	(1,705,000)	(1,195,628)	7,030,963	950,593	(2,059,145)	(4,143,939)	3,354,630		9,600,591	166,102	(4,984,098)	(7,937,813)	7,037,406	(10,073,275)	6,958,964
United States Treasury bills, due date			Apr. 04, 2013	Apr. 18, 2013	May 02, 2013	May 23, 2013	Jun. 13, 2013	Jun. 20, 2013
Total United States Treasury bills, percentage	87.01%	[1]
Settlement Date										Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Apr. 05, 2013	Apr. 05, 2013	Apr. 05, 2013	Apr. 05, 2013	Apr. 05, 2013	Apr. 05, 2013		Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Jan. 04, 2013	Apr. 05, 2013	Apr. 05, 2013
Currency to be Delivered										AUD	CAD	JPY	NOK	SEK	USD	USD	USD	USD	USD	USD	CAD	CHF	EUR	JPY	USD	USD		AUD	CAD	CHF	EUR	GBP	NOK	SEK	USD	USD	USD	USD	USD	USD
Amount to be Delivered										2,340,763	5,302,321	1,046,269,846	25,091,839	62,084,001	3,650,101	9,408,994	8,922,926	11,207,917	5,256,858	14,264,235	5,476,891	7,691,375	4,865,515	654,030,302	1,080,062	6,847,129		1,202,347	3,205,000	16,440,968	11,714,714	6,952,535	5,122,459	31,964,745	8,567,100	8,424,288	6,433,719	12,500,374	4,496,907	9,536,713
Currency to be Received										USD	USD	USD	USD	USD	AUD	CHF	EUR	GBP	NOK	SEK	USD	USD	USD	USD	AUD	GBP		USD	USD	USD	USD	USD	USD	USD	CAD	CHF	EUR	JPY	NOK	SEK
Amount to be Received										2,448,739	5,384,186	13,055,647	4,511,541	9,555,501	3,543,110	8,749,593	6,849,199	6,952,535	30,214,298	94,048,746	5,492,049	8,436,300	6,438,779	7,579,269	1,047,638	4,217,615		1,245,815	3,206,873	17,536,873	15,100,479	11,224,708	908,700	4,782,971	8,507,321	7,691,375	4,865,515	1,046,269,846	25,091,839	62,084,001
Net Unrealized Appreciation (Depreciation)									$ 366,070	$ 18,741	$ 59,177	$ 955,145	$ 3,041	$ 12,342	$ 28,080	$ 149,747	$ 107,137	$ 93,404	$ 172,045	$ 192,343	$ 2,544	$ 19,041	$ 18,801	$ 9,766	$ 291	$ 6,532	$ 1,848,177	$ (2,368)	$ (11,841)	$ (424,527)	$ (344,335)	$ (76,614)	$ (11,703)	$ (130,447)	$ (23,378)	$ (21,628)	$ (18,968)	$ (399,872)	$ (3,353)	$ (13,073)	$ (1,482,107)	$ (234,307)	$ 14,252	$ (31,563)	$ 2,237	$ (12,257)	$ (30,380)	$ (103,950)	$ (58,603)	$ (13,085)	$ 30,958	$ (59,532)	$ 27,616	$ 71,257	$ 36,256	$ (786)	$ 34,696	$ (12,376)	$ (15,031)	$ 7,432	$ 21,066	$ (163,050)

[1]	Percentage is based on shareholders' capital.